S000006867 [Member] Investment Objectives and Goals - Strategic Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Bond Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide total return.